Note 44	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	Related-party transactionsAs financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of June 30, 2022 and December 31, 2021, the transactions with related parties are the following:
44.1    Transactions with significant shareholders
As of June 30, 2022 and December 31, 2021 there were no shareholders considered significant (see Note 25).
44.2    Transactions with BBVA Group entities
The balances of the main captions in the accompanying condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2022	December 2021
Assets
Loans and advances to credit institutions	—	9
Loans and advances to customers	2,125	2,031
Debt securities	8	7
Liabilities
Deposits from credit institutions	2	1
Customer deposits	202	296
Memorandum accounts
Financial guarantees given	156	154
Other commitments given	756	1,056
Loan commitments given	11	11
The balances of the main aggregates in the accompanying condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2022	June 2021
Income statement
Interest and other income	10	9
Fee and commission income	3	4
Fee and commission expense	18	12
There were no other material effects in the Consolidated Financial Statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1 to the consolidated financial statements of 2021) and from the insurance policies to cover pension or similar commitments (see Note 25 to the consolidated financial statements of 2021) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.
In addition, as part of its regular activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying Consolidated Financial Statements.
44.3    Transactions with members of the Board of Directors and Senior Management
The transactions entered into between BBVA or its Group companies with members of the Board of Directors and Senior Management of the Bank or their related parties were within the scope of the ordinary course of business of the Bank and were immaterial, defined as transactions the disclosure of which is not necessary to present a true and fair view of the Bank's equity, financial position and results, and were concluded on normal markets terms or on terms applicable to the rest of employees.
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance (thousands of Euros)
	30th June 2022				31st December 2021
	Directors	Related parties of Directors	Senior Management (*)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (*)	Related parties of Senior Management
Loans and credits	774	2,018	6,425	786	765	207	5,419	573
Bank guarantees	—	—	10	—	—	—	10	—
Business credit	—	—	—	—	—	—	—	—
(*) Excluding executive directors
The information on the remuneration and other benefits for the members of the BBVA Board of Directors and Senior Management is included in Note 45.